Summary of Significant Accounting Policies - Schedule of Change in Contract Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change in Contract Liabilities [Abstract]
Contract liabilities, beginning of the period	$ 120,143	$ 5,223,518	$ 1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	$ (203,607)	(5,223,518)	(1,149,047)
Cash received prior to completion of performance obligation		120,143	5,223,518
Contract liabilities, end of the period		$ 120,143	$ 5,223,518